SHARE-BASED AWARDS	12 Months Ended
Dec. 31, 2022
SHARE-BASED AWARDS
SHARE-BASED AWARDS

23.   SHARE-BASED AWARDS

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan (the “2008 Share Incentive Plan”). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants, which was subsequently amended on November 17, 2009 and November 26, 2011 to increase the number of ordinary shares available for grant under the plan. The total number of the Company’s ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

Share options

On February 18, 2014, the Company granted options to purchase 3,479,604 ordinary shares to its employees at an exercise price of $2.04 per share that have a contractual life of eight years and vest over four equal installments on the first, second, third, and fourth anniversary of the grant date. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. The Company calculated the estimated grant date fair value of the share options granted on February 18, 2014, using a Binomial Tree Model, with key assumptions as follows.

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

The risk-free rate was based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The dividend yield was estimated based on the average of historical dividend yields of the Company. The volatility assumption was estimated based on the historical price volatility of ordinary shares of comparable companies in the health care industry.

The following table summarizes employee share options activities for the year ended December 31, 2022:

Weighted
			Weighted-		Weighted	Average
			Average		Average	Remaining	Aggregate
	Number of		Exercise		Grant-date	Contractual	Intrinsic
Share Options Granted to Employees	Shares		Price		Fair Value	Term (Years)	Value
Outstanding, January 1, 2022	2,657,946	US$	2.04	US$	0.65	1.13	—
Lapsed	(2,657,946)	US$	2.04	US$	0.65	—	—
Outstanding, December 31, 2022	—	US$	—	US$	—	—	—
Exercisable at December 31, 2022	—	US$	—	US$	—	—	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date.

There were no options exercised for the years ended December 31, 2020, 2021 and 2022.

As of December 31, 2022, unrecognized share-based compensation cost related to share options was nil.

Restricted shares

On February 18, 2014, July 1, 2014 and August 1, 2014, the Company granted 1,370,250, 21,132 and 69,564 restricted shares of the Company (“Restricted Shares”) to the employees of the Company, respectively. The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of Restricted Shares on annual basis over a four-year period ending the fourth anniversary of the grant date.

The Group did not grant any Restricted Shares in 2015 and 2016.

On August 7, 2017, August 8, 2017, September 13, 2017 and October 2, 2018, the Company granted 1,453,950, 3,319,200, 45,000 and 5,992,605 Restricted Shares to the employees of the Company, respectively. The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four-year period ending the fourth anniversary of the grant date.

		Fair Value per Share
		at the Grant
Grant Date	Number of Awards	date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44
August 7, 2017	1,453,950	1.33
August 8, 2017	3,319,200	1.34
September 13, 2017	45,000	1.33
October 2, 2018	5,992,605	1.19

The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted Shares activity for the year ended December 31, 2022 was as follows:

		Weighted
	Numbers	average grant
	of shares	date fair value
	RMB	US$
Outstanding, January 1, 2022	10,898,289	1.31
Granted	—	—
Forfeited	(112,500)	—
Exercised	—	—
Outstanding, December 31, 2022	10,785,789	1.31
Exercisable, December 31, 2022	10,785,789	1.31

As of December 31, 2022, unrecognized share-based compensation cost related to Restricted Shares was nil.

The share-based compensation expense of the share options and Restricted Shares granted to employees for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
General and administrative expenses	17,553	12,565	(6,424)	(931)
Selling expenses	3,068	2,115	505	73
	20,621	14,680	(5,919)	(858)

All of the share options granted to employees has expired, which led a negative share-based compensation expense for the year ended December 2022.